UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31,2010

Check here if Amendment [   ];               Amendment Number:
       This Amendment (Check only one):         [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Live Your Vision, LLC
      300 Barr Harbor Dr., Suite 175
      West Conshohocken, PA 19428



Form 13F File Number:  28- 13855

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Bernadette Parrish
Title:  Chief Compliance Officer
Phone:  610.234.2100

Signature, Place, and Date of Signing:


 Bernadette Parrish	  West Conshohocken, PA         04/26/2010
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                   None
                                                  -----------------------

Form 13F Information Table Entry Total:              30
                                                  -----------------------

Form 13F Information Table Value Total:             141350 (x1000)
                                                  -----------------------


List of Other Included Managers:

                            Name of Reporting Manager
                           Form 13F Information Table


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FORM 13F INFORMATION TABLE

    COLUMN 1                      COLUMN 2   COLUMN 3     COLUMN 4     COLUMN 5         COLUMN 6       COLUMN 7     COLUMN 8
                                  TITLE OF                  VALUE     SHRS OR SH/ PUT/  INVESTMENT      OTHER   VOTING AUTHORITY
NAME OF ISSUER                     CLASS      CUSIP      (X$1000)     PRN AMT PRN CALL  DISCRETION     MANAGERS  SOLE  SHARED NONE
---------------------------------------------------------------------------------------------------------------------------------
ALLSTATE CORPORATION              COM      20002101       502065       15539SH         SOLE            NONE         15539
CLAYMORE EX TRD FD S&P GLBL WTR   COM     18383Q507      1662146       90187SH         SOLE            NONE         90187
GOLDMAN SACHS GROUP INC           COM     38141G104       273008        1600SH         SOLE            NONE          1600
ISHARES IBOXX INVESTOP $CORP BD   COM     464287242      7473920       70662SH         SOLE            NONE         70662
ISHARES S&P 500 GROWTH  IDX FD    COM     464287309     19282376      321802SH         SOLE            NONE        321802
ISHARES S&P MIDCP 400 GRWTH IDX   COM     464287606      2438811       28746SH         SOLE            NONE         28746
ISHARES S&P SM CAP GROWTH 600     COM     464287887      2412235       39377SH         SOLE            NONE         39377
ISHARES TR BRCLYS BD 1-3 YR CRD   COM     464288646      4197510       40133SH         SOLE            NONE         40133
ISHARES TR BRCLYS BD 1-3 YR TRS   COM     464287457      4647878       55750SH         SOLE            NONE         55750
ISHARES TR BRCLYS BD 3-7 YR TRS   COM     464288661       410143        3689SH         SOLE            NONE          3689
ISHARES TR BRCLYS AGGREG BD       COM     464287226     21662138      207890SH         SOLE            NONE        207890
ISHARES TR BRCLYS TIPS            COM     464287176      8628583       83047SH         SOLE            NONE         83047
ISHARES TR IBOXX $ HI YLD CORP    COM     464288513      4518181       51128SH         SOLE            NONE         51128
MEDCOHEALTH SOLUTIONS             COM     58405U102       557282        8632SH         SOLE            NONE          8632
MERCK & CO INC NEW                COM     58933Y105      1341967       35929SH         SOLE            NONE         35929
MORGAN STANLEY                    COM     617446448       211240        7212SH         SOLE            NONE          7212
SPDR S&P 500 TR EXP 1.22.18       COM     78462F103       213057        1821SH         SOLE            NONE          1821
SPDR GOLD TRUST SPDR              COM     78463V107      5837759       53582SH         SOLE            NONE         53582
VANGUARD BOND IX INT              COM     921937819       518529        6459SH         SOLE            NONE          6459
VANGUARD BOND IX SHORTTERM BD     COM     921937827       523200        6540SH         SOLE            NONE          6540
VANGUARD BOND IX TTL BD MKT       COM     921937835      1120759       14151SH         SOLE            NONE         14151
VANGUARD PACIFIC                  COM     922042866      3946134       72300SH         SOLE            NONE         72300
VANGUARD REIT                     COM     922908553      3318398       79946SH         SOLE            NONE         79946
WISDOMTREE DRYFUS EMG CURR FD     COM     97717W133      2474377      111308SH         SOLE            NONE        111308
WISDOMTREE EMG MKTS EQ INC FD     COM     97717W315      6360582      121362SH         SOLE            NONE        121362
WISDOMTREE GLBL EQ INC FD         COM     97717W877     12638961      307293SH         SOLE            NONE        307293
WISDOMTREE INVESTMENTS            COM     97717P104       103250       35000SH         SOLE            NONE         35000
WISDOMTREE LARGECAP DIV           COM     97717W307     19187031      450199SH         SOLE            NONE        450199
WISDOMTREE MIDCAP DIV             COM     97717W505      2436178       52665SH         SOLE            NONE         52665
WISDOMTREE SMALLCAP DIV           COM     97717W604      2452888       57539SH         SOLE            NONE         57539


TOTAL                                                 $141350

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